Share-Based Compensation (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Schedule of Assumptions Used for Estimating the Fair Value of Options

The following table summarizes the assumptions used for estimating the fair value of options for the six months ended April 30, 2021 and April 30, 2020.

Assumptions Used for Estimating the Fair Value of Options[1]
(in Canadian dollars, except as noted)	For the six months ended
	April 30 2021	April 30 2020
Risk-free interest rate	0.71%	1.59%
Option contractual life	10 years	10 years
Expected volatility[2]	18.50%	12.90%
Expected dividend yield	3.61%	3.50%

Exercise price/share price	$71.88	$72.84

[1]	Prior period disclosure has been updated to align with the current period disclosure.
[2]	Expected volatility is calculated based on the average daily volatility measured over a historical period.